Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Assets under management
Assets under management at beginning of period	SFr 1,344.9	SFr 1,376.1
Net new assets/(net asset outflows)	79.3	53.7
Market movements, interest, dividends and foreign exchange	106.8	(67.9)
of which market movements, interest and dividends	126.6	(54.7)
of which foreign exchange	(19.8)	(13.2)
Other effects	(23.8)	(17.0)
Assets under management at end of period	1,507.2	SFr 1,344.9
Impact of the updated AuM Policy	18.8
Derecognition of Assets under Management due to a review	SFr 4.3